Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE MARKET TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	dmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Income Builder Fund

Effective December 1, 2014, the following information replaces the existing disclosure contained under the “AVERAGE ANNUAL TOTAL RETURNS” sub‐heading of the “PAST PERFORMANCE” section of the fund’s prospectus.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2013 expressed as a %)

After‐tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after‐tax returns may be different. After‐tax returns are not relevant to shares held in an IRA, 401(k) or other tax‐advantaged investment plan. Class S index comparison began on March 31, 2005.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	3/2/1964	7.04	10.07	4.04
After tax on distributions		5.94	9.29	3.31
After tax on distributions and sale of fund shares		5.13	8.44	3.15
Class B before tax	5/31/1994	9.42	10.22	3.96
Class C before tax	5/31/1994	12.75	10.48	3.80
INST Class before tax	7/3/1995	13.87	11.74	4.98
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		10.47	8.60	5.41
Blended Index		9.81	10.48	6.34
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		33.11	18.59	7.78
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		‐2.02	4.44	4.55

	Class Inception	1 Year	5 Years	Since Inception
Class S before tax	3/11/2005	13.79	11.62	4.85
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		10.47	8.60	5.27
Blended Index		9.81	10.48	5.91
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		33.11	18.59	7.84
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		‐2.02	4.44	4.76

The Blended Index consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Barclays U.S. Universal Index.

On December 1, 2014, the S&P Target Risk Moderate Index replaced the Russell 1000 Index as the comparative broad‐based securities market index because the Advisor believes that the S&P Target Risk Moderate Index more closely reflects the fund’s investment strategies. On December 1, 2014, the Blended Index replaced the Barclays U.S. Aggregate Bond Index and the S&P Target Risk Moderate Index as the sole additional comparative index. The Advisor believes the Blended Index provides additional comparative performance information and represents the fund’s overall strategic asset allocations.

Deutsche Global Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Income Builder Fund

Effective December 1, 2014, the following information replaces the existing disclosure contained under the “AVERAGE ANNUAL TOTAL RETURNS” sub‐heading of the “PAST PERFORMANCE” section of the fund’s prospectus.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2013 expressed as a %)

After‐tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after‐tax returns may be different. After‐tax returns are not relevant to shares held in an IRA, 401(k) or other tax‐advantaged investment plan. Class S index comparison began on March 31, 2005.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	3/2/1964	7.04	10.07	4.04
After tax on distributions		5.94	9.29	3.31
After tax on distributions and sale of fund shares		5.13	8.44	3.15
Class B before tax	5/31/1994	9.42	10.22	3.96
Class C before tax	5/31/1994	12.75	10.48	3.80
INST Class before tax	7/3/1995	13.87	11.74	4.98
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		10.47	8.60	5.41
Blended Index		9.81	10.48	6.34
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		33.11	18.59	7.78
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		‐2.02	4.44	4.55

	Class Inception	1 Year	5 Years	Since Inception
Class S before tax	3/11/2005	13.79	11.62	4.85
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		10.47	8.60	5.27
Blended Index		9.81	10.48	5.91
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		33.11	18.59	7.84
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		‐2.02	4.44	4.76

The Blended Index consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Barclays U.S. Universal Index.

On December 1, 2014, the S&P Target Risk Moderate Index replaced the Russell 1000 Index as the comparative broad‐based securities market index because the Advisor believes that the S&P Target Risk Moderate Index more closely reflects the fund’s investment strategies. On December 1, 2014, the Blended Index replaced the Barclays U.S. Aggregate Bond Index and the S&P Target Risk Moderate Index as the sole additional comparative index. The Advisor believes the Blended Index provides additional comparative performance information and represents the fund’s overall strategic asset allocations.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	On December 1, 2014, the Blended Index replaced the Barclays U.S. Aggregate Bond Index and the S&P Target Risk Moderate Index as the sole additional comparative index. The Advisor believes the Blended Index provides additional comparative performance information and represents the fund’s overall strategic asset allocations.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended 12/31/2013 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On December 1, 2014, the S&P Target Risk Moderate Index replaced the Russell 1000 Index as the comparative broad‐based securities market index because the Advisor believes that the S&P Target Risk Moderate Index more closely reflects the fund’s investment strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‐tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After‐tax returns are not relevant to shares held in an IRA, 401(k) or other tax‐advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‐tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After‐tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after‐tax returns may be different. After‐tax returns are not relevant to shares held in an IRA, 401(k) or other tax‐advantaged investment plan. Class S index comparison began on March 31, 2005.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Blended Index consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Barclays U.S. Universal Index.

		On December 1, 2014, the S&P Target Risk Moderate Index replaced the Russell 1000 Index as the comparative broad‐based securities market index because the Advisor believes that the S&P Target Risk Moderate Index more closely reflects the fund’s investment strategies. On December 1, 2014, the Blended Index replaced the Barclays U.S. Aggregate Bond Index and the S&P Target Risk Moderate Index as the sole additional comparative index. The Advisor believes the Blended Index provides additional comparative performance information and represents the fund’s overall strategic asset allocations.
Deutsche Global Income Builder Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.79%
5 Years	rr_AverageAnnualReturnYear05	11.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2005
Deutsche Global Income Builder Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	10.07%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 02, 1964
Deutsche Global Income Builder Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.42%
5 Years	rr_AverageAnnualReturnYear05	10.22%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 31, 1994
Deutsche Global Income Builder Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	10.48%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 31, 1994
Deutsche Global Income Builder Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.87%
5 Years	rr_AverageAnnualReturnYear05	11.74%
10 Years	rr_AverageAnnualReturnYear10	4.98%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jul. 03, 1995
Deutsche Global Income Builder Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.94%
5 Years	rr_AverageAnnualReturnYear05	9.29%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Deutsche Global Income Builder Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.13%
5 Years	rr_AverageAnnualReturnYear05	8.44%
10 Years	rr_AverageAnnualReturnYear10	3.15%
Deutsche Global Income Builder Fund | S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.47%
5 Years	rr_AverageAnnualReturnYear05	8.60%
10 Years	rr_AverageAnnualReturnYear10	5.41%
Deutsche Global Income Builder Fund | S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.47%
5 Years	rr_AverageAnnualReturnYear05	8.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Deutsche Global Income Builder Fund | Blended Index | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	10.48%
10 Years	rr_AverageAnnualReturnYear10	6.34%
Deutsche Global Income Builder Fund | Blended Index | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	10.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Deutsche Global Income Builder Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes) | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Deutsche Global Income Builder Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Deutsche Global Income Builder Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Deutsche Global Income Builder Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%